Fair Value of Financial Instruments and Derivatives Instuments, detail 5 (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	$ 12,899
Liability directly associated with assets held for sale, net	16,724
Stalo
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	7,185
Kypros Unity
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Loss	5,714
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2)
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	31,750
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | Stalo
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	10,000
Fair Value on a Non-recurring Basis | Significant Other Observable Inputs (Level 2) | Kypros Unity
Assets Measured at Fair Value on a Non-recurring Basis [Line Items]
Fair value assets held for sale	21,750
Liability directly associated with assets held for sale, net	$ 16,724